Supplementary Information on Oil and Gas Exploration And Production Activities (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Capitalized Costs for Oil and Gas Producing Activities

A.	Capitalized costs for oil and gas producing activities (unaudited):

	2021		2020	2019
Proved Properties	Ps.	2,755,452,487	2,483,134,177	2,306,255,209
Construction in progress		65,874,785	64,911,619	50,951,279
Accumulated depreciation and amortization		(1,970,206,627)	(1,775,163,736)	(1,675,843,298)

Net capitalized costs	Ps.	851,120,645	772,882,060	681,363,190

Summary of Costs Incurred for Oil and Gas Property Exploration and Development Activities
B.	Costs incurred for oil and gas property exploration and development activities (unaudited):

	2021		2020
Exploration	Ps.	40,812,385	33,986,110
Development		96,188,784	97,041,516

Total costs incurred	Ps.	137,001,169	131,027,626

Summary of Results of Operations for Oil and Gas Producing Activities
C.	Results of operations for oil and gas producing activities (unaudited):

	2021		2020	2019
Revenues from sale of oil and gas	Ps.	944,008,383	558,051,547	762,102,939

Hydrocarbon duties		306,827,282	154,609,136	343,242,436
Production costs (excluding taxes)		310,389,017	257,571,641	275,090,795
Other costs and expenses		35,671,317	(7,024,695)	(6,910,321)
Exploration expenses		37,006,392	31,868,857	90,258,519
Depreciation, depletion, amortization and accretion		62,569,917	845,380	222,651,461

		752,463,925	437,870,319	924,332,890

Results of operations for oil and gas producing activities	Ps.	191,544,458	120,181,228	(162,229,951)

Summary of Results of Operations for Oil and Gas Producing Activities

D.	Sales prices (unaudited)
The following table summarizes average sales prices in U.S. dollars for each of the years ended December 31 (excluding production taxes):

Description	2021	2020	2019
	US$	US$	US$
Weighted average sales price per barrel of oil equivalent (boe) (1)	52.22	27.86	43.52
Crude oil, per barrel	66.06	35.47	57.13
Natural gas, per thousand cubic feet	5.16	2.54	3.55

(1)	To convert dry gas to barrels of oil equivalent, a factor of 5.201 thousand cubic feet of dry gas per barrel of oil equivalent is used.

Summary of Oil and Gas Proved Reserves
Summary of oil and gas
(1)
 proved reserves as of December 31, 2021
based on average fiscal year prices

	Crude oil and Condensates (2)	Dry Gas (3)
	(in millions of barrels)	(in billions of cubic feet)
Proved developed and undeveloped reserves:
Proved developed reserves	3,648.9	3,933.7
Proved undeveloped reserves	2,424.0	3,105.8

Total proved reserves	6,073.0	7,039.5

Note: Numbers may not total due to rounding.

(1)	PEMEX does not currently produce synthetic oil or synthetic gas, or other natural resources from which synthetic oil or synthetic gas can be produced.
(2)	Crude oil and condensate reserves include the fraction of liquefiable hydrocarbons recoverable in natural gas processing plants located at fields.
(3)
Reserve volumes reported in this table are volumes of dry gas, although natural gas production reported in other tables refers to sour wet gas. There is a shrinkage in volume when natural gas liquids and impurities are extracted to obtain dry gas. Therefore, reported natural gas volumes are greater than dry gas volumes.

Disclosure of Proved Developed and Undeveloped Reserve
Crude oil and condensate reserves
(including natural gas liquids)
(1)

	2021	2020	2019
Proved developed and undeveloped reserves:
At December 31	6,041	5,961	5,786
Revisions (2)	565	651	784
Extensions and discoveries	115	97	78
Production	(697)	(695)	(688)
Farm outs & transfer to exploration and production contracts (CEE) & transfer of fields due to NHC bidding process	49	27	—

At December 31	6,073	6,041	5,961

Proved developed reserves at December 31	3,649	3,603	3,585
Proved undeveloped reserves at December 31	2,424	2,438	2,376
Note: Numbers may not total due to rounding.

(1)	Crude oil and condensate reserves include the fraction of liquefiable hydrocarbons recoverable in natural gas processing plants located at fields.
(2)
Revisions include positive and negative changes due to new data from well drilling, revisions made when a ctua
l reservoir performance differs from expected performance and changes in hydrocarbon prices.

Source: Pemex Explor
ation and Production
.
Dry gas reserves

	2021	2020	2019

	(in billions of cubic feet)
Proved developed and undeveloped reserves:
At December 31	6,984	6,352	6,370
Revisions (1)	195	1,240	656
Extensions and discoveries	590	176	196
Production (2)	(751)	(819)	(870)

Farm outs & transfer to exploration and production contracts (CEE) & transfer of fields due to NHC bidding process	21	35	—

At December 31	7,040	6,984	6,352

Proved developed reserves at December 31	3,934	3,922	3,609
Proved undeveloped reserves at December 31	3,106	3,062	2,743
Note: Numbers may not total due to rounding.

(1)
Revisions include positive and negative changes due to new data from well drilling, revisions made when actual reservoir performance differs from expected performance and changes in hydrocarbon prices.

(2)
Production refers here to dry gas, although natural gas production reported in other tables refers to sour wet gas. There is a shrinkage in volume when natural gas liquids and impurities are extracted to obtain dry gas. Therefore, reported natural gas volumes are greater than dry gas volumes.

Disclosure of standardized measure of discounted future net cash flows
Standardized measure of discounted future net cash flows as of December 31

	2021	2020	2019

	(in millions of U.S. dollars)
Future cash inflows	371,331	201,777	330,286
Future production costs (excluding profit taxes)	(146,062)	(109,064)	(114,782)
Future development costs	(24,183)	(23,631)	(37,540)

Future cash flows before tax	201,085	69,082	177,964

Future production and excess gains taxes	(146,416)	(73,122)	(134,175)

Future net cash flows	54,669	(4,040)	43,790

Effect of discounting net cash flows by 10%	(18,442)	(3,359)	(18,807)

Standardized measure of discounted future net cash flows	36,226	(681)	24,983

Disclosure of Changes in Standardized Measure of Discounted Future Net Cash Flows
Changes in standardized measure of discounted future net cash flows

	2021	2020	2019

	(in millions of U.S. dollars)
Sales of oil and gas produced, net of production costs	(34,600)	(16,968)	(29,530)
Net changes in prices and production costs	84,233	(39,509)	73,278
Extensions and discoveries	1,583	1,426	1,658
Development cost incurred during the year	4,755	4,654	4,281
Changes in estimated development costs	(5,675)	(10,019)	3,341
Reserves revisions and timing changes	26,205	5,808	(19,615)
Accretion of discount of pre-tax net cash flows	2,220	5,929	(9,305)
Net changes in production and excess gains taxes	(41,813)	23,015	(25,343)

Aggregate change in standardized measure of discounted future net cash flows	36,907	(25,664)	(1,235)

Standardized measure:
As of January 1	(681)	24,983	26,218
As of December 31	36,226	(681)	24,983

Change	36,907	(25,664)	(1,235)